     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 15, 1999



                                               SECURITIES ACT FILE NO. 333-49501



                                       INVESTMENT COMPANY ACT FILE NO. 811-08733

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-2

                        (Check appropriate box or boxes)

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/


                        Pre-Effective Amendment No. 1                        /X/


                     Post-Effective Amendment No.                            / /

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/


                               Amendment No. 1                               /X/


                                 PIES TRUST II

               (Exact name of Registrant as specified in Charter)

                            C/O LEHMAN BROTHERS INC.

                            3 WORLD FINANCIAL CENTER

                            NEW YORK, NEW YORK 10285

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 526-7000

                         ------------------------------

                                 JENNIFER MARRE

                              LEHMAN BROTHERS INC.

                            3 WORLD FINANCIAL CENTER

                            NEW YORK, NEW YORK 10285

                    (Name and address of Agent for Service)

                                WITH COPIES TO:

                             GARY S. SCHPERO, ESQ.

                            RAYMOND W. WAGNER, ESQ.

                           SIMPSON THACHER & BARTLETT

                              425 LEXINGTON AVENUE

                            NEW YORK, NEW YORK 10017

                                 (212) 455-2000

                            ------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

    If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

                            ------------------------


    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 PIES TRUST II
                             CROSS-REFERENCE SHEET
                          PARTS A AND B OF PROSPECTUS*


ITEM NO.                         CAPTION                                        PROSPECTUS CAPTION
---------  ---------------------------------------------------  ---------------------------------------------------
   1.      Outside Front Cover................................  Front Cover Page
   2.      Cover Pages; Other Offering Information............  Front Cover Page; Inside Front Cover Page
   3.      Fee Table and Synopsis.............................  Prospectus Summary; Fees and Expenses
   4.      Financial Highlights...............................  Not Applicable
   5.      Plan of Distribution...............................  Front Cover Page; Prospectus Summary; Underwriting
   6.      Selling Shareholders...............................  Not Applicable
   7.      Use of Proceeds....................................  Use of Proceeds; Investment Objectives and Policies
   8.      General Description of the Registrant..............  Front Cover Page; Prospectus Summary; The Trust;
                                                                Investment Restrictions; Investment Objectives and
                                                                Policies; Risk Factors for PIES
   9.      Management.........................................  Management and Administration of the Trust
   10.     Capital Stock, Long-Term Debt and Other
             Securities.......................................  Description of PIES; Certain United States Federal
                                                                Income Tax Considerations
   11.     Defaults and Arrears on Senior Securities..........  Not Applicable
   12.     Legal Proceedings..................................  Not Applicable
   13.     Table of Contents of the Statement of Additional
             Information......................................  Not Applicable
   14.     Cover Page.........................................  Not Applicable
   15.     Table of Contents..................................  Not Applicable
   16.     General Information and History....................  The Trust
   17.     Investment Objective and Policies..................  Investment Objectives and Policies; Investment
                                                                Restrictions
   18.     Management.........................................  Management and Administration of the Trust
   19.     Control Persons and Principal Holders of
             Securities.......................................  Management and Administration of the Trust
   20.     Investment Advisory and Other Services.............  Management and Administration of the Trust
   21.     Brokerage Allocation and Other Practices...........  Investment Objectives and Policies
   22.     Tax Status.........................................  Certain United States Federal Income Tax
                                                                Considerations
   23.     Financial Statements...............................  Statement of Assets, Liabilities and Capital


------------------------

* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the N-2 Registration Statement.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             SUBJECT TO COMPLETION
                                 MARCH 15, 1999


PROSPECTUS

                  PREMIUM INCOME EQUITY SECURITIES-SM- ("PIES-SM-")


                                 PIES TRUST II

           (SUBJECT TO EXCHANGE INTO COMMON STOCK OF               )



    PIES Trust II is a newly organized Delaware business trust. The PIES are securities that represent all of the beneficial interest in the trust. When the trust issues the PIES, it will own U.S. Treasury securities and forward purchase
contracts for the purchase of       common stock.



    For each PIES that you buy, you will receive a cash distribution of $
on each            ,            ,            and            , starting on
          , 1999 and ending when the trust terminates. Those payments will be made from U.S. Treasury securities that the trust holds when it issues the PIES.



    The trust will hold forward purchase contracts to receive       common stock
from one or more of       's shareholders. The trust will terminate on or
shortly after                 . When the trust terminates, the selling
shareholders will deliver, at their option, either cash or       common stock to
the trust. The trust will then deliver this cash or       common stock to you.
The cash or number of shares of       common stock that you will receive will
depend on the price of       common stock shortly before the date the trust
terminates. If the price of       common stock:



    - equals or exceeds $      per share, you will receive       shares of
            common stock, or the cash equivalent, for each PIES you own.



    - is greater than $      per share but less than $      per share, you will
      receive       common stock worth $      , or the cash equivalent, for each
      PIES you own.



    - is $      per share or less, you will receive one share of       common
      stock, or the cash equivalent, for each PIES you own.



    The last reported sale price of       common stock on            , 1999 was
$      per share.

                            ------------------------


    The trust's securities have no history of public trading. Typical closed-end fund shares frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the trust's net asset value may decrease. The trust cannot predict whether the PIES will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount is more pronounced for investors who wish to sell their investments soon after completion of a public offering.



                     INVESTING IN THE PIES INVOLVES RISKS.
FOR A DESCRIPTION OF THESE RISKS, SEE "RISK FACTORS FOR PIES" BEGINNING ON PAGE
                                      21.



                                                                      Per PIES           Total
                                                                  ----------------  ----------------
Public Offering Price...........................................         $                 $
Sales Load......................................................         $                 $
Proceeds to the Trust before expenses...........................         $                 $



    The trust has granted the underwriter a 30-day option to purchase up to additional PIES on the same terms and conditions set forth above solely to cover over-allotments, if any, made in connection with the offering.



    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



    The underwriter expects to deliver the PIES to purchasers on or about
           , 1999.


                            ------------------------

                                LEHMAN BROTHERS


           , 1999



"Premium Income Equity Securities" and "PIES" are service marks owned by Lehman
                                 Brothers Inc.

    YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE TRUST HAS NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. THE TRUST IS NOT MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS.



                               TABLE OF CONTENTS



                                                                                                              PAGE
                                                                                                            ---------
Prospectus Summary........................................................................................          3
Fees and Expenses.........................................................................................          7
The Trust.................................................................................................          8
Use of Proceeds...........................................................................................          8
Investment Objectives and Policies........................................................................          8
Investment Restrictions...................................................................................         20
Risk Factors for PIES.....................................................................................         21
Net Asset Value...........................................................................................         24
Description of the PIES...................................................................................         24
Management and Administration of the Trust................................................................         26
Certain United States Federal Income Tax Considerations...................................................         28
Underwriting..............................................................................................         32
Legal Matters.............................................................................................         34
Experts...................................................................................................         34
Available Information.....................................................................................         34
Report of Independent Accountants.........................................................................         35
Statement of Assets, Liabilities and Capital..............................................................         36


                            ------------------------


    UNTIL            , 1999 (25 DAYS AFTER THE DATE OF THIS PROSPECTUS), ALL
DEALERS, WHETHER OR NOT PARTICIPATING IN THIS OFFERING, THAT EFFECT TRANSACTIONS IN THESE SECURITIES MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE DEALER'S OBLIGATION TO DELIVER A PROSPECTUS WHEN ACTING AS AN UNDERWRITER IN THIS OFFERING AND WHEN SELLING PREVIOUSLY UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                               PROSPECTUS SUMMARY


    THIS SUMMARY HIGHLIGHTS THE KEY INFORMATION IN THIS PROSPECTUS. THIS SUMMARY IS NOT COMPLETE AND DOES NOT CONTAIN ALL OF THE INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING IN THE PIES. YOU SHOULD READ THE ENTIRE PROSPECTUS CAREFULLY, ESPECIALLY THE RISKS OF INVESTING IN THE PIES DISCUSSED UNDER "RISK FACTORS FOR PIES."


TRUST


    PIES Trust II is a newly organized Delaware business trust. The trust will
terminate on or shortly after             ,       which is referred to in this
summary as the "exchange date" because that is when the selling shareholders are expected to deliver shares of common stock or their value in cash under forward
contracts they have with the trust. In some limited circumstances,       common
stock may be delivered and the trust terminated sooner than that date.


OFFERING OF PIES


    The PIES are securities that represent all of the beneficial interest in the
trust. The underwriter is offering the PIES for sale at a price of $      per
PIES, which is the same as the last sale price of a share of       common stock
on the {New York Stock Exchange Corporate Tape} on             , 1999. The
underwriter also may purchase up to       additional PIES from the trust to
cover over-allotments and in connection with the formation of the trust.


PURPOSE OF TRUST


    The trust was created to issue the PIES and to carry out the transactions described in this prospectus. The trust designed the terms of the PIES to give
you a higher yield than the current dividend yield on             common stock,
while also giving you the chance to share in the increased value of common stock
if its price goes up.             does not currently pay dividends on its stock
and has stated that it does not intend to do so, but in the future might pay dividends that are higher than the distributions that you will receive from the trust. Also, you will receive less than you paid for your PIES if the
price of       common stock goes down, but you will receive only part of the
increased value if and only if the price goes up above $      per share shortly
before the exchange date.


QUARTERLY DISTRIBUTIONS

    For each PIES that you buy, you will receive a cash distribution of $
on each             ,             ,             and             , starting on
            , 1999 and ending when the trust terminates. Those payments will be made from U.S. Treasury securities that the trust purchases when it issues the PIES.

DISTRIBUTIONS ON EXCHANGE DATE


    On the exchange date, you will receive between       and 1.0 shares of
            common stock for each PIES you own. Those amounts will be adjusted
if       splits or combines its stock, pays a stock dividend, issues rights or warrants or distributes certain types of assets or if certain other events occur that are described in detail later in this prospectus. Under their contracts with the trust, the selling shareholders have the option to deliver cash to the
trust instead of shares of             common stock. If the selling shareholders
decide to deliver cash, you will receive the cash value of       common stock
you would have received instead of the shares themselves. If       merges into
another company or liquidates, you may receive shares of the other company or
cash instead of       common stock on the exchange date. And if any selling
shareholder defaults under its contract with the trust, that selling shareholder's obligations under the contract will be accelerated, and the trust will
immediately distribute to you       common stock or cash received by the trust
under the contract, plus the proceeds of liquidation of the U.S. Treasury securities then held by the trust.

VOTING RIGHTS


    You will not have the right to vote any       common stock, unless and until
the selling shareholders deliver the common stock to the trust and the trust distributes them to you. You will have the right to vote on matters that affect the trust.



ASSETS OF THE TRUST


    The trust will own the following assets:


    - zero-coupon U.S. Treasury securities that will mature every quarter during the term of the trust, and which will provide cash to pay the quarterly distributions on the PIES; and



    - forward purchase contracts with certain shareholders of       under which
      they promise to deliver       common stock or cash to the trust on the
      exchange date; the trust will then distribute       common stock or cash
      to you.



    Each selling shareholder will secure its obligation to deliver shares of common stock to the trust on the exchange date by pledging the shares to the trust on the date the PIES are issued. During the term of the PIES, the selling shareholders will have the right to substitute U.S. Treasury securities
as collateral for the pledged       common stock.


    The U.S. Treasury securities initially will represent approximately   % of
the trust's assets and the forward purchase contracts initially will represent
approximately   %.


INVESTMENT OBJECTIVES AND POLICIES


    The trust's investment objective is to provide you with (1) a quarterly
distribution of $      per PIES over the term of the trust and (2)       common
stock on the exchange date in an amount equal to:


    -       shares per PIES if the average price of       common stock shortly
      before the exchange date equals or exceeds $      per share;



    - shares worth $      per PIES (the issue price of the PIES) if the average
      price of       common stock shortly before the exchange date is greater
      than $      per share but less than $      per share; and



    - one share per PIES if the average price of       common stock shortly
      before the exchange date is $      or less per share.



The trust will not deliver fractions of share of       common stock. If you
would receive a fraction of share of       common stock under this formula
(based on all PIES owned), you will receive cash instead.



CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES



    The trust will be treated as a grantor trust for federal income tax purposes. You will be considered the owner of your proportionate shares of the zero coupon U.S. Treasury securities and the forward purchase contracts held by the trust. Income received (including original issue discount treated as received) by the trust will generally be taxable as income to you.



    The U.S. Treasury securities will be treated as having original issue discount which you will be required to include in income as it accrues. Actual receipts of cash in respect of the U.S. Treasury securities will not be included in income. Instead, the actual cash receipts will reduce your aggregate tax basis in the PIES.



    If you hold PIES until they mature, you will not be subject to tax on the
receipt of       common stock. However, you will have taxable gain or loss upon the receipt of cash instead of common stock distributed upon termination of the trust.



    You should be aware that there are alternative characterizations that could adversely affect the timing and character of income recognized by you. You should refer to the section "Certain United States Federal Income Tax Considerations" in this prospectus for more information.


{COMPANY NAME}

          is {description}.


    A prospectus that describes       and the       common stock that you may
receive is attached to this prospectus.       is not affiliated with the trust,
will not receive any of the proceeds from the sale of the PIES by the trust and will not have any obligation under the PIES or the forward purchase contracts between the trust and the selling shareholders. The selling shareholders did not
prepare, and are not responsible for, the       prospectus. THE       PROSPECTUS
IS ATTACHED TO THIS PROSPECTUS ONLY FOR YOUR CONVENIENCE. THE       PROSPECTUS
IS NOT PART OF THIS PROSPECTUS AND IS NOT INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. NO SELLING SHAREHOLDER IS AFFILIATED WITH THE TRUST OR WILL HAVE RESPONSIBILITY FOR THE TRUST'S COMPLIANCE WITH THE TERMS OF THE PIES OR ITS TRUST AGREEMENT.


MANAGEMENT AND ADMINISTRATION OF TRUST


    Three trustees will manage the internal operations of the trust and the
trust will not have an investment advisor.       (or its successor) will act as
trust administrator to carry out the day-to-day administration of the trust.
      will also be the custodian for the trust's assets and its paying agent, registrar and transfer agent for the PIES and the collateral agent for the
selling shareholders' pledge of       common stock to the trust.       will not
have any other affiliation with the trust.


RISK FACTORS

    - The trust will not dispose of its forward purchase contracts for common stock during the term of the trust even if the value of the common
      stock declines or       's financial condition changes for the worse.

    - Over the term of the trust,       's dividends could provide direct
      investors in its stock with a higher yield than you will receive on the PIES.


    - You will bear the entire risk of declines in the value of       common
      stock between the date of this prospectus and the exchange date. The
      number of       common stock or the amount of cash that you will receive
      on the exchange date is not fixed, but is based on the market price of common stock shortly before the exchange date. If the market price
      of       common stock declines, the stock or cash that you receive will be less than what you paid for your PIES and you will lose money. If becomes bankrupt or insolvent, you could lose everything you paid for your PIES.



    - You will have less opportunity for gains if the value of       common
      stock increases than investors who purchase       common stock directly
      for two reasons. First, you will realize a gain only if the value of
            common stock exceeds $      . This means the value of the common
      stock must increase by more than   % between the date of this prospectus
      and the exchange date. Second, you will only receive   % of the increase
      in the       common stock price above that level. Because the trust will
      determine the value of the       common stock
      based on its average price for 20 trading days before the exchange date, the actual value of the stock or cash that you receive on the exchange date may be more or less than the price of the stock on the exchange date.

    - Because the trust will own only U.S. Treasury securities and its forward purchase contracts, an investment in the PIES may be riskier than an investment in an investment company with more diversified assets.

    - The trading price of       common stock will directly affect the trading
      price of the PIES in the secondary market.       's operating results and
      prospects, economic, financial and other factors and general market
      conditions will influence the trading price of       common stock.


    - You will not have any right to vote the       common stock underlying the
      PIES, to receive dividends (if any are declared) on that stock or to act as an owner of the stock in any other way unless and until the selling shareholders deliver the common stock to the trust under the forward purchase contracts and the trust distributes the common stock to you.


    - A bankruptcy of a selling shareholder could interfere with the timing of the delivery of shares or cash under the PIES and therefore could affect the amount you receive.

LISTING

    The trust will apply to list the PIES on the {New York Stock Exchange} under
the symbol "      ."       common stock is listed on the {New York Stock
Exchange} under the symbol "      ." The last reported sale price of
      common stock on             , 1999 was $      per share.

                               FEES AND EXPENSES


    Because the trust will use proceeds from the sale of the PIES to purchase the forward purchase contracts from the selling shareholders, the selling shareholders have agreed in the underwriting agreement to pay to Lehman Brothers
Inc., the underwriter, as compensation $         per PIES. See "Underwriting."
Lehman Brothers will pay estimated organization costs of the trust in the amount
of $         and estimated costs of the trust in connection with the initial
registration and public offering of the PIES equal to $         at the closing
of this offering. In addition, Lehman Brothers will pay the trust administrator, the custodian and the paying agent, and each trustee at the closing of this offering a one-time, up-front amount in respect of its ongoing fees and, in the case of the trust administrator, anticipated expenses of the trust (estimated to
be $         in the aggregate) over the term of the trust. Lehman Brothers has agreed to pay any ongoing expenses of the trust in excess of these estimated amounts and to reimburse the trust for any amounts it may be required to pay as indemnification to any trustee, the trust administrator, the custodian or the paying agent. The selling shareholders have agreed to reimburse Lehman Brothers for all expenses of the trust and reimbursements of indemnifications paid by it. See "Management and Administration of the Trust--Estimated Expenses."



    Regulations of the Securities and Exchange Commission applicable to closed-end investment companies require the presentation of trust expenses in the following format to assist investors in understanding the costs and expenses that an investor will bear directly or indirectly. Because the trust will not bear any ongoing fees or expenses, investors will not bear any direct expenses. The only expenses that an investor might be considered to be bearing indirectly are (a) the Lehman Brothers' compensation payable by the selling shareholders with respect to such investor's PIES and (b) the ongoing expenses of the trust (including fees of the administrator, custodian, paying agent and trustees),
estimated at $         per year in the aggregate, payable by Lehman Brothers at
the closing of the offering.



    Investor Transaction Expenses:



  Sales Load (as a percentage of offering price)..................................          %
                                                                                           --
                                                                                           --

Annual Expenses
  Management Fees.................................................................         0%
  Other Expenses (after reimbursement by the selling shareholders)*...............         0%
                                                                                           --
    Total Annual Expenses*........................................................         0%
                                                                                           --
                                                                                           --


------------------------


*   Without this reimbursement, the trust's "other expenses" would be equal to
    approximately    % of the trust's average net assets and the trust's "total
    annual expenses" would be equal to approximately    % of the trust's average
    net assets.



    SEC regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The regulations require the illustration to factor in the applicable sales load and to assume that, in addition to a 5% annual return, the trust reinvest all distributions at net asset value. YOU SHOULD NOTE THAT THE ASSUMPTION OF A 5% ANNUAL RETURN DOES NOT ACCURATELY REFLECT THE FINANCIAL TERMS OF THE TRUST. SEE "INVESTMENT OBJECTIVES AND POLICIES--TRUST ASSETS." IN ADDITION, THE TRUST DOES NOT PERMIT THE REINVESTMENT OF DISTRIBUTIONS.



                                                                                          1 YEAR     3 YEARS
                                                                                         ---------  ---------
You would pay the following expenses (i.e., the applicable sales load and allocable portion of ongoing expenses paid by Lehman Brothers and the selling shareholders) on a $1,000 investment, assuming a
  5% annual return.....................................................................  $          $

                                   THE TRUST


    PIES Trust II is a newly organized Delaware business trust that is registered as a closed-end management investment company under the Investment Company Act of 1940. The trust was formed on April 1, 1998 pursuant to a declaration of trust dated as of April 1 , 1998. The term of the trust will
expire on or shortly after       , 20  , unless the trust dissolves prior to
such date under certain limited circumstances. The address of the trust is c/o Lehman Brothers Inc., 3 World Financial Center, New York, New York 10285 (telephone number: (212) 526-7000).



                                USE OF PROCEEDS



    On or shortly after the date on which it sells the PIES, the trust will use the proceeds:



    - to purchase a fixed portfolio comprised of a series of zero-coupon U.S. Treasury securities maturing quarterly during the term of the trust (the "Treasury Securities"); and



    - to pay the purchase price under the forward purchase contracts (the "Contracts"), to the shareholders who sell the Contracts (the "Sellers").


                       INVESTMENT OBJECTIVES AND POLICIES

TRUST ASSETS


    The trust's investment objectives are:



    - over the term of the trust, to provide you with a quarterly distribution
      of $         per PIES equal to the proportionate share of the quarterly distributions from the Treasury Securities; and



    - on            ,            (the "Exchange Date"), to provide you with a
      number of shares of common stock of       ("Common Stock") at the Exchange
      Rate (as defined below).



    If some or all of the Sellers elect the Cash Delivery Option (as defined below), you will receive an amount in cash equal to the Exchange Price (as defined below) of all or part of the Common Stock. On or prior to the 25th business day prior to the Exchange Date, each of the Sellers will notify the trust concerning its exercise of the Cash Delivery Option, and the trust in turn will notify The Depository Trust Company and publish a notice in a daily newspaper of national circulation stating whether you will receive shares of Common Stock, cash or their combination and, if a combination of Common Stock and cash, the relative proportion of each. See "--The Contracts--General" below. "Business day" means any day that is not a Saturday, a Sunday or a day on which the NYSE or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.



    The "Exchange Rate" is equal to, subject to certain adjustments:



    - if the Exchange Price (as defined below) is greater than or equal to
      $      (the "Threshold Appreciation Price"),      shares of Common Stock
      per PIES;



    - if the Exchange Price is less than the Threshold Appreciation Price but is greater than $ (the "Initial Price"), a fraction equal to the Initial Price divided by the Exchange Price of one share of Common Stock per PIES; in that case, the value (determined at the Exchange Price) of the Common Stock delivered at the Exchange Date equals the Initial Price; and


    - if the Exchange Price is less than or equal to the Initial Price, one share of Common Stock per PIES.


Accordingly, the value of the Common Stock to be received by you (or, as discussed below, the cash equivalent to be received instead of such Common Stock) at the Exchange Date will not necessarily equal the Initial Price of the PIES. The numbers of shares of Common Stock per PIES specified with respect to the three provisions of the Exchange Rate definition are hereinafter referred to as the "Share Components." Any shares of Common Stock delivered by the trust to you will be free of any transfer restrictions and you will be responsible for the payment of any and all brokerage costs upon the subsequent sale of such shares. If you are otherwise entitled to receive fractional shares in respect of your aggregate holdings of PIES, then you will receive cash instead of such fractional shares. See "--Delivery of Common Stock and Reported Securities; No Fractional Shares of Common Stock or Reported Securities" below.


    Notwithstanding the foregoing,


    - in the case of the dilution events described under the caption "--Contracts--Dilution Adjustments," the Exchange Rate will be subject to adjustment; and



    - in the case of the Adjustment Events (as defined under the caption "--Contracts-- Adjustment Events"), you will receive at the Exchange Date cash or Reported Securities (as defined under the caption "--The Contracts--Adjustment Events"), or a combination of cash and Reported Securities, instead of or in addition to shares of Common Stock.



    The trust has a fundamental policy to invest at least 65% of its portfolio
in the Contracts. The Contracts will comprise approximately    % of the trust's
initial assets. The trust also has a fundamental policy that the trust may not dispose of the Contracts during the term of the trust and that the trust may not dispose of the Treasury Securities prior to the earlier of their respective maturities and the termination of the trust, except for the partial liquidation of Treasury Securities following acceleration of any Contract as described below under "--The Treasury Securities." The foregoing fundamental policies of the trust may not be changed without the vote of a majority in interest of the PIES. A "majority in interest" of the PIES means the lesser of (1) 67% of the PIES represented at a meeting at which more than 50% of the outstanding PIES are represented and (2) more than 50% of the outstanding PIES.



    The "Exchange Price" means the average Closing Price per share of Common Stock on the 20 Trading Days immediately prior to, but not including, the Exchange Date. However, if there are not 20 Trading Days for the Common Stock occurring later than the 60th calendar day immediately prior to, but not including, the Exchange Date, the Exchange Price will be the market value per share of the Common Stock as of the Exchange Date as determined by a nationally recognized independent investment banking firm retained for this purpose by the trust administrator.



    The "Closing Price" of any security on any date of determination means:



    - the closing sale price (or, if no closing price is reported, the last reported sale price) of such security (regular way) on the NYSE on such date;



    - if such security is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which such security is so listed;



    - if such security is not so listed on a United States national or regional securities exchange, as reported by The Nasdaq Stock Market;



    - if such security is not so reported, the last quoted bid price for such security in the over-the-counter market as reported by the National Quotation Bureau or similar organization; or



    - if such security is not so quoted, the average of the mid-point of the last bid and ask prices for such security from at least three nationally recognized investment banking firms selected by the Administrator for such purpose.



    A "Trading Day" is defined as a day on which the security the Closing Price of which is being determined (1) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (2) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security.



    For illustrative purposes only, the following chart shows the number of shares of Common Stock or the amount of cash that you would receive for each PIES at various Exchange Prices. The chart assumes that there would be no adjustments to the Exchange Rate by reason of the occurrence of any of the events described under "--The Contracts--Dilution Adjustments" and "--The Contracts-- Adjustment Events" below, that no Contracts will be accelerated and that either no Sellers exercise the Cash Delivery Option or all Sellers do. In reality, the Exchange Price could be outside the range set forth below. Given
the Initial Price of $         per PIES and the Threshold Appreciation Price of
$         , you would receive at the Exchange Date the following number of shares of Common Stock or amount of cash (if all Sellers exercise the Cash Delivery Option) per PIES:


           EXCHANGE PRICE                       NUMBER OF SHARES
          OF COMMON STOCK                       OF COMMON STOCK                        AMOUNT OF CASH
------------------------------------  ------------------------------------  ------------------------------------


    As the foregoing chart illustrates,


    - if at the Exchange Date, the Exchange Price is greater than or equal to
      $         , the trust will deliver       shares of Common Stock per PIES,
      resulting in the PIES owner receiving only       % of the appreciation in
      market value above $         ;



    - if at the Exchange Date, the Exchange Price is greater than $         and
      less than $         , the trust will deliver only a fraction of a share of
      Common Stock having a value at the Exchange Price equal to $         ,
      resulting in the PIES owner receiving none of the appreciation in market value; and



    - if at the Exchange Date, the Exchange Price is less than or equal to
      $         , the trust will deliver one share of Common Stock per PIES, regardless of the market price of such share, resulting in the PIES owner realizing the entire loss on the decline in market value of the Common Stock.



    The following table sets forth information regarding the distributions to be received on the Treasury Securities held by the trust, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing on the Treasury Securities with respect to a PIES owner who acquires its PIES at the issue price from the underwriter in the original offering. See "Certain United States Federal Income Tax Considerations."



                                                          ANNUAL GROSS
                                       ANNUAL GROSS       DISTRIBUTIONS                         ANNUAL GROSS
                                       DISTRIBUTIONS          FROM                              INCLUSION OF
                                           FROM             TREASURY                              ORIGINAL
                                         TREASURY          SECURITIES      ANNUAL RETURN OF   ISSUE DISCOUNT IN
YEAR                                    SECURITIES          PER PIES       CAPITAL PER PIES    INCOME PER PIES
-----------------------------------  -----------------  -----------------  ----------------  -------------------
1999...............................     $                  $                  $                  $
2000...............................
2001...............................
2002...............................

    The trust will pay the annual distribution of $         per PIES quarterly
on each       ,       ,       and       (or, if any such date is not a business
day, on the next succeeding business day), commencing       , 1999. Quarterly
distributions on the PIES will consist solely of the cash received from the Treasury Securities. The trust will not be entitled to any dividends that may be declared on the Common Stock.


ENHANCED YIELD; LESS POTENTIAL FOR EQUITY APPRECIATION THAN COMMON STOCK; NO DEPRECIATION PROTECTION


    The yield on the PIES is higher than the current dividend yield on the Common Stock, which currently does not pay dividends. However, the yield on the PIES could be lower than the dividend yield on the Common Stock measured over the term of the trust. In addition, the opportunity for equity appreciation from an investment in the PIES is less than the opportunity for equity appreciation from a direct investment in the Common Stock for two reasons:



    - The value of the Common Stock that you will receive at the Exchange Date will generally exceed the Initial Price only if the Exchange Price exceeds the Threshold Appreciation Price. The Threshold Appreciation Price
      represents an appreciation of   % over the Initial Price.



    - You will be entitled to receive, at the Exchange Date, only   % of any
      appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price.



    Moreover, if the Exchange Price is less than the Initial Price, the value of the Common Stock which you will receive at the Exchange Date will generally be less than the price paid for the PIES. In addition, because the Exchange Price is generally determined based on a 20-Trading Day average, the value of a share of Common Stock distributed on the Exchange Date may be more or less than the Exchange Price used to determine the value of the Common Stock receivable at the Exchange Date.



{THE COMPANY}


    {description of the Company}


    A separate prospectus which describes {the Company} and the Common Stock that you may receive at the Exchange Date or upon earlier acceleration of a Contract is attached to this prospectus.



    The shares of Common Stock are traded on the {NYSE}. The following table sets forth, for the indicated periods, the reported high and low sales prices of the shares of Common Stock on the {NYSE Composite Tape} {and the cash dividends per share of Common Stock}.



                                                                           PRICE RANGE
                                                                      ----------------------     [DIVIDEND PER
                                                                         HIGH        LOW            SHARE]
                                                                      ----------  ----------  -------------------
1997
  1st Quarter.......................................................  $           $               $
  2nd Quarter.......................................................
  3rd Quarter.......................................................
  4th Quarter.......................................................

1998
  1st Quarter.......................................................
  2nd Quarter.......................................................
  3rd Quarter.......................................................
  4th Quarter.......................................................

1999
  1st Quarter (through             , 1999)..........................

    {The Company} is not affiliated with the trust, will not receive any of the proceeds from the sale of the PIES and will have no obligations with respect to the PIES or the Contracts. This prospectus relates only to the PIES offered hereby and does not relate to {the Company} or the Common Stock. {The Company}
has filed a registration statement on Form       with SEC with respect to the
shares of Common Stock that you may receive at the Exchange Date or upon earlier acceleration of a Contract. The prospectus of {the Company} that forms a part of that registration statement includes information relating to {the Company} and Common Stock, including certain risk factors relevant to an investment in Common Stock. THE PROSPECTUS OF {THE COMPANY} IS BEING ATTACHED TO THIS PROSPECTUS AND DELIVERED TO PROSPECTIVE PURCHASERS OF PIES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF {THE COMPANY} DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE SELLERS DID NOT PREPARE, AND ARE NOT RESPONSIBLE FOR THE PROSPECTUS OF {THE COMPANY}.


THE CONTRACTS

    GENERAL


    The trust will enter into one or more Contracts with the Sellers obligating each Seller, severally and not jointly, at the Exchange Date to deliver to the trust a number of shares of Common Stock equal to the initial number of shares of Common Stock subject to such Seller's Contract multiplied by the Exchange Rate.



    The purchase price under the Contracts is equal to $         per share of
Common Stock and $         in the aggregate and is payable to the Sellers by the
trust at the closing of this offering. The trust and the Sellers arrived at the purchase price of the Contracts by arm's length negotiations between them taking into consideration factors including the price, expected dividend level and volatility of the Common Stock, current interest rates, the term of the Contracts, current market volatility generally, the collateral security pledged by the Sellers, the value of other similar instruments and the costs and anticipated proceeds of the offering of the PIES. All matters relating to the administration of the Contracts will be the responsibility of either the trust administrator or custodian.



    Although the Sellers currently intend to deliver shares of Common Stock at the Exchange Date, each Seller may, at its option, deliver cash instead of delivering all, but not less than all, of the shares of Common Stock otherwise deliverable by it on the Exchange Date (the "Cash Delivery Option"). However, a Seller may not deliver cash where such delivery would violate applicable state law. The amount of cash deliverable by a Seller if it exercises the Cash Delivery Option will be equal to the product of the number of shares of Common Stock otherwise deliverable by such Seller on the Exchange Date multiplied by the Exchange Price. On or prior to the 25th business day prior to the Exchange Date, each of the Sellers will notify the trust concerning its exercise of the Cash Delivery Option. The trust, in turn, will notify The Depository Trust Company and publish a notice in a daily newspaper of national circulation stating whether the record holders of PIES will receive shares of Common Stock, cash or their combination and, if a combination of Common Stock and cash, the relative proportion of each.



    DILUTION ADJUSTMENTS



    The Exchange Rate is subject to adjustment if {the Company}:



    (1) pays a stock dividend or makes a distribution, in either case, with respect to Common Stock in shares of such stock;



    (2) subdivides or splits its outstanding shares of Common Stock;



    (3) combines its outstanding shares of Common Stock into a smaller number of shares;

    (4) issues by reclassification (other than a reclassification pursuant to clause (2), (3), (4) or (5) of the definition of Adjustment Event below) of its shares of Common Stock any other equity securities of {the Company}; or



    (5) issues rights or warrants (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest) to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the Market Price (as defined below) of the Common Stock on the business day next following the record date for the determination of holders of Common Stock entitled to receive such rights or warrants.



    In the case of the events referred to in clauses (1), (2), (3) and (4) above, the Exchange Rate will be adjusted by adjusting each of the Share Components of the Exchange Rate in effect immediately prior to such event so that the trust will be entitled to receive at the Exchange Date, with respect to each Contract, the number of shares of Common Stock (or, in the case of a reclassification referred to in clause (4) above, the number of other equity securities of {the Company} issued pursuant thereto) which it would have owned or been entitled to receive immediately following such event had the Exchange Date occurred immediately prior to such event or any record date with respect thereto.



    In the case of the event referred to in clause (5) above, the Exchange Rate will be adjusted by multiplying each of the Share Components of the Exchange Rate in effect on the record date for the issuance of the rights or warrants referred to in clause (5) above, by a fraction, of which:



    The numerator is:



    (1) the number of shares of Common Stock outstanding on the record date for the issuance of such rights or warrants, plus



    (2) the number of additional shares of Common Stock offered for subscription or purchase pursuant to such rights or warrants.



    The denominator is:



    (1) the number of shares of Common Stock outstanding on the record date for the issuance of such rights or warrants, plus



    (2) the number specified in clause (2) of the numerator formula above multiplied by the quotient of



        - the exercise price of such rights or warrants divided by



        - the Market Price of the Common Stock on the business day next following the record date for the determination of holders of Common Stock entitled to receive such rights or warrants.



    If such rights or warrants expire prior to the Exchange Date and shares of Common Stock are not delivered pursuant to such rights or warrants prior to such expiration, the Exchange Rate will be readjusted to the Exchange Rate which would then be in effect had such adjustments for the issuance of such rights or warrants been made upon the basis of delivery of only the number of shares of Common Stock actually delivered pursuant to such rights or warrants. For purposes of calculating the Exchange Rate adjustments in the case of clause (5) above, dividends will be deemed to be paid as of the record date for such dividend.



    "Market Price" means, as of any date of determination, the average Closing Price per share of Common Stock on the 20 Trading Days immediately prior to, but not including, the date of determination. However, if there are not 20 Trading Days for the Common Stock occurring later than the 60th calendar day immediately prior to, but not including, such date, the Market Price will be determined as the market value per share of Common Stock as of such date as determined by a nationally recognized investment banking firm retained for such purpose by the trust administrator.



    All adjustments to the Exchange Rate will be calculated to the nearest 1/10,000th of a share of Common Stock or, if there is not a nearest 1/10,000th of a share, to the next higher 1/10,000th of a share. No adjustment in the Exchange Rate will be made unless that adjustment would require an increase or decrease of at least 1%. However, any adjustments which by reason of the foregoing are not required to be made will be carried forward and taken into account in any subsequent adjustment.



    If an adjustment is made to the Exchange Rate pursuant to clauses (1), (2),
(3), (4) or (5) above, an adjustment will also be made to the Exchange Price as that term is used throughout the definition of Exchange Rate. The required adjustment to the Exchange Price will be made at the Exchange Date by multiplying the Exchange Price by the cumulative number or fraction determined pursuant to the Exchange Rate adjustment procedure described above. In the case of the reclassification of any shares of Common Stock into any shares of equity securities of {the Company} other than the Common Stock, those equity securities will be deemed shares of Common Stock for all purposes. Each such adjustment to the Exchange Rate and the Exchange Price will be made successively.



    ADJUSTMENT EVENTS



    Each of the following events is an "Adjustment Event":



    (1) any dividend or distribution by {the Company} to all holders of Common Stock of evidences of its indebtedness or other assets (excluding (a) any dividends or distributions referred to in clause (1) of the first paragraph under the caption "--Dilution Adjustments," (b) any equity securities issued pursuant to a reclassification referred to in clause
       (4) of such paragraph and (c) any Ordinary Cash Dividends (as defined below)) or any issuance by {the Company} to all holders of Common Stock of rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in clause (5) of the first paragraph under the caption "--Dilution Adjustments");



    (2) any consolidation or merger of {the Company} with or into another entity, other than a merger or consolidation in which {the Company} is the continuing corporation and in which the Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of {the Company} or another corporation;



    (3) any sale, transfer, lease or conveyance to another corporation of the property of {the Company} as an entirety or substantially as an entirety;



    (4) any statutory exchange of securities of {the Company} with another corporation, other than in connection with a merger or acquisition; or



    (5) any liquidation, dissolution or winding up of {the Company}.



Upon the occurrence of an Adjustment Event, each Seller will be obligated to deliver at the Exchange Date, instead of or (in the case of an Adjustment Event described in clause (1) above) in addition to, shares of Common Stock as described above, cash per PIES in an amount equal to:



    (A) if the Exchange Price is greater than or equal to the Threshold
       Appreciation Price,       multiplied by the Transaction Value (as defined
       below);



    (B) if the Exchange Price is less than the Threshold Appreciation Price but is greater than the Initial Price, the product of:



       (x) the Initial Price divided by the Exchange Price multiplied by



       (y) the Transaction Value; and

    (C) if the Exchange Price is less than or equal to the Initial Price, the Transaction Value.


    Following an Adjustment Event, the Exchange Price, as that term is used in the preceding paragraph and throughout the definition of Exchange Rate, will equal (A) if shares of Common Stock are outstanding at the Exchange Date, the Exchange Price of the Common Stock, as adjusted pursuant to the method described under the caption "--Dilution Adjustments" above, otherwise zero, plus (B) the Transaction Value.



    Notwithstanding the foregoing, with respect to any securities (those securities being referred to as "Reported Securities") received in an Adjustment Event that:



    (1) are



       (a) listed on a United States national securities exchange,



       (b) reported on a United States national securities system subject to last sale reporting,



       (c) traded in the over-the-counter market and reported on the National Quotation Bureau or similar organization, or



       (d) for which bid and ask prices are available from at least three nationally recognized investment banking firms; and



    (2) are either



       (x) perpetual equity securities or



       (y) non-perpetual equity or debt securities with a stated maturity after the Exchange Date,



each Seller is obligated, instead of delivering cash in respect of such Reported Securities received in an Adjustment Event, to deliver a number of such Reported Securities with a value equal to all cash amounts that would otherwise be deliverable in respect of Reported Securities received in such Adjustment Event, as determined in accordance with clause (2) of the definition of Transaction Value, unless such Seller has made an election to exercise the Cash Delivery Option or those Reported Securities have not yet been delivered to the holders entitled thereto following such Adjustment Event or any record date with respect thereto. If a Seller delivers any Reported Securities, upon distribution thereof by the trust, each record holder of PIES will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of those Reported Securities.


    If, following any Adjustment Event, any Reported Security ceases to qualify as a Reported Security, then


    - the Sellers will not deliver that Reported Security but instead will deliver an equivalent amount of cash; and



    - notwithstanding clause (2) of the definition of Transaction Value, the Transaction Value of that Reported Security will be the fair market value of such Reported Security on the date that security ceases to qualify as a Reported Security, as determined by a nationally recognized investment banking firm retained for this purpose by the trust administrator.



    Because each PIES represents your right to receive a proportionate share of the Common Stock or other assets delivered by the Sellers under the Contracts, the amount of cash and/or the kind and number of securities which you are entitled to receive after an Adjustment Event will be subject to adjustment following the date of such Adjustment Event in the same manner and upon the occurrence of the same type of events as described under this caption "--Adjustment Events" and the caption "--Dilution Adjustments" with respect to Common Stock and {the Company}.



    For purposes of the definition of the Adjustment Events, the term "Ordinary Cash Dividend" means, with respect to any consecutive 365-day period, any dividend with respect to Common Stock paid in cash to the extent that the amount of such dividend, together with the aggregate amount of all other dividends on the Common Stock paid in cash during
such 365-day period, does not exceed on a per share basis    % of the average of
the Closing Prices of the Common Stock over such 365-day period.

    The term "Transaction Value" means:


    (1) for any cash received in any Adjustment Event, the amount of cash received per share of Common Stock;



    (2) for any Reported Securities received in any Adjustment Event, an amount equal to



       (x) the average Closing Price per security of such Reported Securities on the 20 Trading Days immediately prior to, but not including, the Exchange Date multiplied by



       (y) the number of such Reported Securities (as adjusted in the same manner and upon the occurrence of the same type of events as described under the captions "--Dilution Adjustments" and "--Adjustment Events") received per share of Common Stock; and



    (3) for any property received in any Adjustment Event other than cash or such Reported Securities, an amount equal to the fair market value of the property received per share of Common Stock on the date such property is received, as determined by a nationally recognized investment banking firm retained for this purpose by the trust administrator;



However, in the case of clause (2),



    (A) with respect to securities that are Reported Securities by virtue of only clause (1)(d) of the definition of Reported Securities above, Transaction Value with respect to any such Reported Security means the average of the mid-point of the last bid and ask prices for that Reported Security as of the Exchange Date from each of at least three nationally recognized investment banking firms retained for such purpose by the trust administrator multiplied by the number of those Reported Securities (as adjusted in the same manner and upon the occurrence of the same type of events as described under the captions "--Dilution Adjustments" and "--Adjustment Events") received per share of Common Stock; and



    (B) with respect to all other Reported Securities, if there are not 20 Trading Days for any particular Reported Security occurring after the 60th calendar day immediately prior to, but not including, the Exchange Date, Transaction Value with respect to that Reported Security means the market value per security of that Reported Security as of the Exchange Date as determined by a nationally recognized investment banking firm retained for such purpose by the trust administrator multiplied by the number of those Reported Securities (as adjusted in the same manner and upon the occurrence of the same type of events as described under the captions "--Dilution Adjustments" and "--Adjustment Events") received per share of Common Stock.



For purposes of calculating the Transaction Value, any cash, Reported Securities or other property receivable in an Adjustment Event will be deemed to have been received immediately prior to the close of business on the record date for that Adjustment Event or, if there is no record date for that Adjustment Event, immediately prior to the close of business on the effective date of that Adjustment Event.



    No adjustments will be made for certain other events, such as offerings of Common Stock by {the Company} for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of Common Stock by the Sellers.



    Each Seller is required under its Contract to notify the trust promptly upon becoming aware that an event that requires an adjustment to the Exchange Rate or an Adjustment Event is pending or has occurred. The trust is required, within ten business days following the occurrence of an event that requires an adjustment to the Exchange Rate or the occurrence of an Adjustment Event (or, in either case, if the trust is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to each record holder of PIES of the occurrence of such event including a statement in reasonable detail setting forth the method by which the adjustment to the Exchange Rate or change in the consideration to be received by record holders of PIES following the Adjustment Event was determined and setting forth the revised Exchange Rate or consideration. In respect of any adjustment to the Exchange Price, that notice will only disclose the factor by which the Exchange Price is to be multiplied in order to determine which clause of the Exchange Rate definition will apply at the Exchange Date.


    COLLATERAL REQUIREMENTS OF THE CONTRACTS; ACCELERATION


    Each Seller's obligations under its Contract will be secured by a security interest in one share of Common Stock for each share of Common Stock subject to that Contract (subject to adjustment in accordance with the dilution provisions of that Contract), pursuant to a collateral agreement among such Seller, the
trust and       , as collateral agent.



    Unless a Seller is in default in its obligations under its collateral agreement, the Seller will be permitted to substitute for the pledged shares of Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral for shares of Common Stock will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% (or, from and after any Insufficiency Determination that will not be cured by the close of business on the next business day thereafter, as described below, 200%) of the product of the market price of the Common Stock at the time of each valuation times the number of shares of Common Stock for which such obligations are being substituted. Each collateral agreement will provide that, in the event of an Adjustment Event, the relevant Seller will pledge as alternative collateral any Reported Securities, plus cash in an amount at least equal to the Transaction Value of any consideration other than Reported Securities, received by it in respect of the maximum number of shares of Common Stock subject to that Seller's Contract at the time of the Adjustment Event. The number of Reported Securities required to be pledged is subject to adjustment if any event requiring a dilution adjustment under the Contracts occurs. Each Seller will be permitted to substitute U.S. Government obligations for Reported Securities or cash pledged after any Adjustment Event. Any U.S. Government obligations so substituted will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of:



    (1) in the case of obligations substituted for pledged Reported Securities, not less than 150% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the next business day thereafter, as described below, 200%) of the product of the market price per security of Reported Securities at the time of each valuation times the number of Reported Securities for which such obligations are being substituted; and



    (2) in the case of obligations substituted for pledged cash, not less than 105% of the amount of cash for which such obligations are being substituted.



The Collateral Agent will promptly pay over to each Seller any dividends, interest, principal or other payments received by the collateral agent in respect of any collateral, including any substitute collateral, unless the relevant Seller is in default of its obligations under its collateral agreement, or unless the payment of that amount to the relevant Seller would cause the collateral to become insufficient under the collateral agreement.



    If the collateral agent determines (an "Insufficiency Determination") that U.S. Government obligations pledged by any Seller as substitute collateral fail to meet the foregoing requirements at any valuation, or that such Seller has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or Reported Securities subject to such Contract, and that failure is not cured by the close of business on the next business day after such Seller has been notified in writing of that determination, then, unless a Collateral Event of Default (as defined below) under that collateral agreement has occurred and is continuing, the collateral agent will commence:



    (1) sales of the collateral consisting of U.S. Government obligations; and



    (2) purchases, using the proceeds of such sales, of shares of Common Stock or Reported Securities, in an amount sufficient to cause the collateral to meet the requirements under that collateral agreement.



The collateral agent will discontinue such sales and purchases if at any time the Collateral Event of Default under that collateral agreement has occurred and is continuing.



    The occurrence of a Collateral Event of Default under any collateral agreement, or the bankruptcy or insolvency of any Seller or any significant subsidiary of a Seller as defined in SEC rules (a "Subsidiary"), will cause an automatic acceleration of that Seller's obligations under its Contract. A "Collateral Event of Default" under any collateral agreement means, at any time,



    (1) if no U.S. Government obligations is pledged as substitute collateral at that time, failure of the collateral to consist of at least the maximum number of shares of Common Stock subject to the relevant Seller's Contract at such time or, if an Adjustment Event has occurred at or prior to that time, failure of the collateral to include the amount of cash and the maximum number of any Reported Securities required to be pledged as described above;



    (2) if any U.S. Government obligations is pledged as substitute collateral for shares of Common Stock or Reported Securities at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of the market price of the Common Stock, or the then-current market price per security of Reported Securities, times the difference between:



       (x) the maximum number of shares of Common Stock or Reported Securities subject to the relevant Seller's Contract at that time, and



       (y) the number of shares of Common Stock or Reported Securities pledged as collateral at that time; and



    (3) if any U.S. Government obligations is pledged as substitute collateral for any cash at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of such cash, if such failure is not cured within one business day after notice thereof is delivered to the relevant Seller.



    Except as described below, upon acceleration of any Seller's Contract, the collateral agent will to the extent permitted by law distribute to the trust for distribution on a proportionate basis to the holders of record, with respect to that Seller's Contract, the maximum number of shares of Common Stock subject to that Contract, in the form of the shares of Common Stock then pledged by that Seller, or cash generated from the liquidation of U.S. Government obligations then pledged by that Seller, or their combination or, after an Adjustment Event, in the form of Reported Securities then pledged, cash then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or their combination. In addition, if by the Exchange Date a Seller has not replaced any substitute collateral with shares of Common Stock or, after an Adjustment Event, cash or Reported Securities, sufficient to meet the obligations under any Contract, the collateral agent will distribute to the trust for distribution on a proportionate basis to the holders of record, with respect to that Contract, the market value of the shares of Common Stock required to be delivered thereunder, in the form of any shares of

Common Stock then pledged by the relevant Seller plus cash generated from the liquidation of U.S. Government obligations then pledged by that Seller or, after an Adjustment Event, the market value of the alternative consideration required to be delivered thereunder, in the form of any Reported Securities then pledged, plus any cash then pledged, plus cash generated from the liquidation of U.S. Government obligations then pledged.



    If upon acceleration of a Seller's Contract, that Seller or any Subsidiary is the subject of a proceeding under the U.S. Bankruptcy Code or similar proceeding, the collateral agent will, to the extent permitted by law, distribute to the trust for distribution on a proportionate basis to the holders of record, with respect to such Seller's Contract, a number of shares of Common Stock, in the form of the shares of Common Stock then pledged by that Seller, or cash generated from the liquidation of U.S. Government obligations then pledged by that Seller, or their combination or, after an Adjustment Event, in the form of Reported Securities then pledged, cash then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or their combination, with an aggregate value equal to that Seller's "Acceleration Value." The Acceleration Value will be determined by the trust administrator on the basis of quotations from independent dealers. Each quotation will be for an amount that would be paid to the relevant dealer in consideration of an agreement that would have the effect of preserving the trust's rights to receive the number of shares of Common Stock or, after an Adjustment Event, Reported Securities, cash or their combination, subject to that Seller's Contract on the Exchange Date. The trust administrator will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of those quotations. If one quotation is provided, the Acceleration Value will be that quotation. If no quotations are provided, the Acceleration Value will be the aggregate value of the number of shares of Common Stock (or, after an Adjustment Event, Reported Securities, cash or their combination) that would be required to be delivered under that Seller's Contract on the date of acceleration if the Exchange Date were redefined to be the date of acceleration.


    DESCRIPTION OF SELLERS


    The Sellers may be institutional investors or individuals or trusts, foundations or other entities through which such individuals hold their shares of Common Stock. A brief description of the Sellers will be added by amendment. The attached prospectus of {the Company} includes specific information on the holdings of the Sellers, as required by the Securities Act of 1933.


THE TREASURY SECURITIES


    The trust will purchase and hold a series of zero-coupon ("stripped") U.S. Treasury securities with such face amounts and maturities as will provide the
record holders of PIES with a quarterly distribution of $         per PIES on
each distribution date during the term of the trust. The trust may invest up to
   % of its total assets in these Treasury Securities. If any Contract is accelerated, the trust administrator will liquidate a proportionate amount of the Treasury Securities of each maturity then held in the trust and distribute the proceeds on a proportionate basis to the record holders of PIES, together with proceeds from the acceleration of that Contract. See "--The Contracts--Collateral Requirements of the Contracts; Acceleration" above and "-- Trust Termination" below.


TEMPORARY INVESTMENTS


    For cash management purposes, the trust may invest the proceeds of the Treasury Securities held by the trust and any other cash held by the trust in short-term obligations of the U.S. Government maturing no later than the business day preceding the next following distribution date.

TRUST TERMINATION


    The trust will terminate automatically on or shortly after the Exchange Date or following the distribution of all trust assets to the record holders of PIES, if earlier.



    If all of the Contracts remaining in effect at any time are accelerated, then the trust administrator will liquidate any Treasury Securities then held by the trust and distribute the proceeds on a proportionate basis to the record holders of PIES, together with all shares of Common Stock subject to each Seller's Contract that are pledged by each Seller, or cash generated from the liquidation of U.S. Government obligations then pledged by each Seller, or their combination or, after an Adjustment Event, in the form of Reported Securities then pledged, cash then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or their combination, or in certain cases, the Acceleration Value of a Seller's Contract. In such event, the term of the trust will expire. See "--The Contracts--Collateral Requirements of the Contracts; Acceleration" above.


DELIVERY OF COMMON STOCK AND REPORTED SECURITIES; NO FRACTIONAL SHARES OF COMMON
  STOCK OR REPORTED SECURITIES


    Shortly after the Exchange Date, the trust will distribute on a proportionate basis to the record holders of PIES Common Stock or Reported Securities delivered to the trust under the Contracts at the Exchange Date. However, the trust will not distribute any fractional shares of Common Stock or Reported Securities. If more than one PIES are surrendered at one time by the same holder, the number of full shares of Common Stock or Reported Securities delivered upon termination of the trust will be computed on the basis of the aggregate number of PIES so surrendered at the Exchange Date. Instead of delivering any fractional share or security, the trust will sell a number of shares or securities equal to the total of all fractional shares or securities that would otherwise be delivered to holders of all PIES, and each such holder will be entitled to receive an amount in cash equal to the proportionate share of the proceeds of that sale. The price at which the trust sells the total of all fractional shares or securities may be at a price lower than the Exchange Price.


                            INVESTMENT RESTRICTIONS


    The trust has a fundamental policy that the trust may not:


    - purchase any securities or instruments other than the Treasury Securities, the Contracts and the Common Stock or other assets received pursuant to the Contracts and, for cash management purposes, short-term obligations of the U.S. Government;

    - issue any securities or instruments except for the PIES;

    - make short sales or purchase securities on margin;

    - write put or call options;

    - borrow money;

    - underwrite securities;

    - purchase or sell real estate, commodities or commodities contracts; or

    - make loans.


The trust also has a fundamental policy that the trust may not dispose of the Contracts during the term of the trust and that the trust may not dispose of the Treasury Securities prior to the earlier of their respective maturities and the termination of the trust. However, the trust may liquidate a part of Treasury Securities following acceleration of any Contract as described above under the caption "Investment Objectives and Policies--The Treasury Securities."

                             RISK FACTORS FOR PIES



TRUST WILL NOT DISPOSE OF FORWARD PURCHASE CONTRACTS EVEN IF COMMON STOCK PRICE
  FALLS



    The trust will not dispose of the forward purchase contracts during the term of the trust and, as a result, the trust will continue to hold the forward purchase contracts despite any significant decline in the market price of the
common stock or changes that worsen the financial condition of       or, after
an Adjustment Event, comparable developments affecting any Reported Securities or their issuer. The trustees will manage the trust internally and the trust will not have any separate investment adviser. The trust will not be managed like a typical closed-end investment company.



YIELD ON PIES COULD BE LOWER THAN DIVIDEND YIELD ON COMMON STOCK



    The yield on the PIES is higher than the current dividend yield on the common stock, which currently does not pay dividends. However, the yield on the PIES could be lower than the dividend yield on the common stock measured over the term of the trust.



YOU MAY LOSE PART OR ALL OF YOUR INVESTMENT



    The value of       common stock, cash or other securities you will receive
on termination of the trust is not fixed and may be more or less than the
initial price of the PIES. If the value of       common stock shortly before the
exchange date is less than the amount you paid for your PIES, you will suffer a
loss on your investment in the PIES. If       is insolvent or bankrupt when the
PIES mature, you might lose your entire investment. You take the entire risk of
a decline in the value of       common stock until the exchange date.



YOU WILL NOT RECEIVE FULL VALUE OF INCREASE IN PRICE OF COMMON STOCK



    You have less opportunity to make profit from an increase in the price of common stock by investing in the PIES than by investing directly in common stock. The value of what you receive when the trust terminates will be greater than the initial price of the PIES only if the value of a share of PIES
exceeds $      . This is an increase of about   % over the price of       common
stock when the PIES were first offered for sale. In addition, you will receive
only about   % of any increase in the value of       common stock above that
level. Because the market price of the common stock is subject to market fluctuations, the value of what you will receive on the exchange date may be more or less than the initial price of the PIES. In addition, because the trust will determine the value of the stock or cash that you will receive based on the average price for 20 trading days before the exchange date, that value may be
less than the price of       common stock on the exchange date.



TRUST CANNOT PREDICT FUTURE PRICE OF COMMON STOCK



    The price of       common stock will affect the price of the PIES. The trust
cannot predict whether the price of       common stock will rise or fall.
However, the following factors may affect the trading price of       common
stock:



    - whether       makes a profit and what its future prospects are;



    - trading in the capital markets generally;



    - trading on the {New York Stock Exchange} where       common stock is
      traded;



    - the health of the       industry; and



    - whether       issues securities like the PIES, or       or another person
      in the market sells a large number of       common stock.



Please refer to the attached prospectus for information about       and
common stock.

PIES MAY INFLUENCE MARKET FOR COMMON STOCK



    The trust cannot predict accurately how or whether investors will resell the PIES and how easy it will be to resell them. Any market that develops for the
PIES is likely to influence and be influenced by the market for       common
stock. For example, the following factors could affect the price of       common
stock:



    - investors' anticipation that owners of PIES or the selling shareholders may distribute into the market substantial additional amounts of common stock when the trust terminates;



    - possible sales of       common stock by investors who prefer the PIES over
            common stock;



    - hedging or arbitrage trading activity involving the PIES or       common
      stock; or



    - any selling shareholders or other principal shareholders of       issue
      securities similar to the PIES or otherwise transfer shares of common stock.



    On            , 1999, the selling shareholders who entered into the forward
contracts with the trust held an aggregate of       shares of common stock,
      shares of which (      additional shares if the over-allotment option is
exercised in full) the selling shareholders may deliver to the trust on the exchange date.



YOU ARE NOT PROTECTED AGAINST ALL EVENTS OF COMMON STOCK DILUTION



    The terms of the PIES include some protections so you will receive
equivalent value when the PIES mature even if       splits or combines its
shares, pays stock dividends or does other similar things that change the number
of shares of       common stock currently outstanding. However, these terms will not protect you against all events. For example, the amount you receive when the
PIES mature may not change if       offers its shares for cash or in an
acquisition, even if the price of       common stock falls and this causes the
price of the PIES to fall. The trust has no control over whether       will
offer shares or do something similar in the future or the amount of any offering.



YOU DO NOT HAVE RIGHTS AS SHAREHOLDERS



    Unless and until the selling shareholders decide to deliver       common
stock to the trust when the PIES mature and until the trust distributes
common stock to you, you will have no rights associated with       common stock,
including voting rights, rights to respond to tender offers and dividends rights.



      IS NOT RESPONSIBLE FOR PIES



          has no obligation to make any payments on the PIES.       also does
not have to take the trust's needs or your needs into consideration for any
reason.       will not receive any money from the sale of the PIES and did not
decide to issue the PIES.       did not determine when the trust will issue the
PIES, how much the trust will sell them for or how many the trust will sell.
      is not involved in managing or trading the PIES or determining or calculating the amount you will receive when the PIES mature.



PIES MAY BE DIFFICULT TO RESELL



    The PIES are new and innovative securities, and there is currently no market in which you can resell them. The underwriter currently intends, but is not obligated, to buy and sell the PIES. After the underwriter starts to buy or sell the PIES, it may discontinue such buying or selling at any time. A resale market might not develop or, if it does, might not give you the opportunity to resell your PIES and may not continue until the PIES mature.

    The trust will apply to list the PIES on the {New York Stock Exchange}. Nonetheless, the {New York Stock Exchange} might not approve the application or, if approved, could delist after approval or stop or suspend trading of the PIES at any time. If the {New York Stock Exchange} delists the PIES or stops or suspends trading, the trust will ask another national securities exchange to list the PIES or another trading market to quote them. If the PIES are no longer listed or traded on any securities exchange or trading market, or if a securities exchange or trading market stops or suspends trading of the PIES, you would have difficulty getting price information and it may be more difficult to resell the PIES.



PIES MAY TRADE BELOW NET ASSET VALUE OF TRUST



    The trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This is a risk separate and distinct from the risk that the trust's net asset value may decrease. The trust cannot predict whether the PIES will trade at, below or above their net asset value. The risk of purchasing the PIES that might trade at a discount is more pronounced for investors who wish to sell the PIES in a relatively short period of time after the initial public offering of the PIES, because a gain or loss for those investors is likely to be more dependent upon whether the PIES are trading at a premium or discount than upon the value of the trust's assets. The trust will not redeem any PIES before the exchange date or the earlier termination of the trust.



PIES ARE NON-DIVERSIFIED INVESTMENT



    The trust is considered non-diversified under the Investment Company Act of 1940, which means that the trust may invest all of its assets in one security. Because the trust will only own the Treasury securities and the forward purchase contracts or other assets subject to the forward purchase contracts, the PIES may be a riskier investment than an investment company with more diversified investments.



FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN PIES ARE UNCERTAIN



    No statutory, judicial or administrative authority directly addresses the characterization of the PIES or instruments similar to the PIES for United States federal income tax purposes. As a result, significant aspects of the United States federal income tax consequences of an investment in the PIES are not certain. The Internal Revenue Service has not issued a ruling with respect to the PIES and the Internal Revenue Service might not agree with the conclusions expressed under "Certain United States Federal Income Tax Considerations" appearing later in this prospectus.



YOU ALSO SHOULD CONSIDER RISKS RELATING TO



    You should carefully consider the information in the prospectus of attached to this prospectus, including the risk factors in that prospectus.



BANKRUPTCY PROCEEDINGS OF SELLING SHAREHOLDERS MAY ADVERSELY AFFECT YOUR
  INVESTMENT



    The selling shareholders may be the subject of proceedings under the U.S. Bankruptcy Code. The trust believes that the forward purchase contracts constitute "securities contracts" for purposes of the U.S. Bankruptcy Code, liquidation of which would not be subject to the automatic stay provisions of the U.S. Bankruptcy Code in the event of the bankruptcy of the selling shareholders. It is, however, possible that the liquidation of the forward purchase contracts could be determined not to qualify as "securities contracts" for the purpose of the U.S. Bankruptcy Code.



    Proceedings under the U.S. Bankruptcy Code in respect of a selling shareholder may thus cause a delay in settlement of such selling shareholder's forward purchase contract, or otherwise subject such forward purchase contract to such proceedings. This could adversely affect the timing of settlement and could impair the trust's ability to distribute the common stock or other assets subject to such forward purchase contract and the related collateral agreement to you on a timely basis and, as a result, could adversely affect the amount you will receive in respect of the PIES and/or timing of such receipt.

                                NET ASSET VALUE


    The trust administrator will calculate the net asset value of the portfolio at least quarterly by dividing the value of the net assets of the trust (the value of its assets less its liabilities) by the total number of PIES outstanding. The trust's net asset value will be published semi-annually as part of the trust's semi-annual report to the record holders of PIES and at such other times as the trustees may determine.



    The Treasury Securities held by the trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the trustees. Short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest to be received. The Contracts will be valued at the bid price received by the trust from an independent broker-dealer firm unaffiliated with the trust which is in the business of making bids on financial instruments similar to the Contracts and with terms comparable to them. If the trust is unable to obtain a valuation from an independent broker-dealer firms as required by the preceding sentence, on a timely basis or without unreasonable effort or expense, the Contracts will be valued at a level deemed to be fair and reflective of the market value for the Contracts based on all appropriate factors relevant to the value of the Contracts as determined by an independent expert or appraiser retained by the trust.


                            DESCRIPTION OF THE PIES


    Each PIES represents an equal proportional interest in the trust. Upon liquidation of the trust, the owners of PIES are entitled to share on a proportionate basis in the net assets of the trust available for distribution. The PIES have no preemptive, redemption or conversion rights. The PIES, when issued and outstanding, will be fully paid and nonassessable. The only securities that the trust is authorized to issue are the PIES offered hereby and those sold to the initial investor referred to below. See "Underwriting."



    You are entitled to one vote for each PIES held on all matters to be voted on by you and are not able to cumulate your votes in the election of trustees. Lehman Brothers, as the initial investor, has initially selected the trustees of the trust. The trust intends to hold annual meetings as required by the rules of the NYSE. The trustees may call special meetings of the record holders of PIES as may be required by either the Investment Company Act of 1940 or the declaration of trust. The record holders of PIES have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding PIES, to remove a trustee. The trustees will call a meeting of the record holders of PIES to vote on the removal of a trustee upon the written request of the record holders of 10% of the PIES or to vote on other matters upon the written request of the record holders of 51% of the PIES (unless substantially the same matter was voted on during the preceding 12 months). The trustees will establish, and notify the record holders of PIES in writing of, the record date for each such meeting. The record date will be not less than 10 nor more than 50 days before the meeting date. Holders of record at the close of business on the record date will be entitled to vote at the meeting. The trust will also assist in communications with other owners of PIES as required by the Investment Company Act of 1940.


BOOK-ENTRY SYSTEM

    The PIES will be issued in the form of one or more global securities (the "Global Securities") deposited with The Depository Trust Company (the "Depositary") and registered in the name of a nominee of the Depositary.


    The Depositary has advised the trust and the underwriter as follows: The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Securities Exchange Act of 1934. The Depositary was created to hold securities of persons who have accounts with the Depositary

("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.


    Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective PIES represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the underwriter. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of such jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.


    So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the PIES. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the PIES registered in their names and will not receive or be entitled to receive physical delivery of the PIES in definitive form and will not be considered the owners or holders thereof.


    Shares of Common Stock or other assets deliverable in respect of, and any quarterly distributions on, PIES registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the trust, any trustee, the paying agent, the trust administrator or the custodian for the PIES will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.



    The trust expects that the Depositary, upon receipt of any payment in respect of a permanent Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in the principal amount of such Global Security as shown on the records of the Depositary. The trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such participants.



    A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the trust within ninety days, the trust will issue PIES in definitive registered form in exchange for the Global Security representing such PIES. In that event, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of PIES represented by such Global Security equal in number to that represented by such beneficial interest and to have such PIES registered in its name.



    The Depositary's management is aware that some computer applications, systems and the like for processing data that are dependent upon calendar dates, including dates before, on, and after January 1, 2000, may encounter "Year 2000 problems." The Depositary has informed its participants and other members of the financial community that it has developed and is implementing a program so that its systems, as they relate to the timely payment of distributions (including principal and interest payments) to security holders, book-entry deliveries and settlements of trades within the Depositary, continue to function appropriately. This program includes a technical assessment and a remediation plan, each of which is complete. In addition, the Depositary's plan includes a testing phase, which is expected to be completed within appropriate time frames.



    However, the Depositary's ability to perform properly its services is also dependent upon other parties, including but not limited to issuers and their agents, as well as third party vendors from whom the Depositary licenses software and hardware, and third party vendors on whom the Depositary relies for information of the provision of services, including telecommunication and electrical utility service providers, among others. The Depositary has informed its participants and other members of the financial community that it is contacting, and will continue to contact, third party vendors from whom the Depositary acquires services to (1) impress upon them the importance of such services being Year 2000 compliant; and (2) determine the extent of their efforts for Year 2000 remediation (and, as appropriate, testing) of their services. In addition, the Depositary is in the process of developing such contingency plans as it deems appropriate.


                   MANAGEMENT AND ADMINISTRATION OF THE TRUST

TRUSTEES


    The trustees will manage the internal operations of the trust. None of the trustees is an "interested person" of the trust as defined in the Investment Company Act of 1940, and the trust will not have an investment adviser. Under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to grantor trusts, the trustees will not have the power to vary the investments held by the trust.



    The names of the persons who have been elected by Lehman Brothers, the initial investor, to serve as the trustees are set forth below. The positions and the principal occupations of the individual trustees during the past five years are also set forth below.


                                                                                    PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS                                TITLE                         DURING PAST FIVE YEARS
------------------------------------  ------------------------------------  ------------------------------------


    Lehman Brothers will pay each trustee who is not a director, officer or employee of the underwriter or the trust administrator, or of any affiliate thereof, in respect of its annual fee and anticipated out-of-pocket expenses, a
one-time, up-front fee of $         . The trust's managing trustee will also
receive an additional up-front fee of $         for serving in that capacity.
The Sellers will reimburse Lehman Brothers for these payments. The trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the trust. None of the trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.



TRUST ADMINISTRATOR



    The day-to-day affairs of the trust will be managed by       , as trust
administrator pursuant to an administration agreement. Under the administration agreement, the trustees have delegated most of their operational duties to the trust administrator, including without limitation, the duties to:



    (1) receive invoices for and pay, or cause to be paid, all expenses incurred by the trust;



    (2) with the approval of the trustees, engage legal and other professional advisors (other than the independent public accountants for the trust);

    (3) instruct the paying agent to pay distributions on PIES as described herein;



    (4) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the trust;



    (5) at the direction of the trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the trust; and



    (6) make all necessary arrangements with respect to meetings of trustees and any meetings of holders of PIES.



    The trust administrator will not, however, select the independent public accountants for the trust or sell or otherwise dispose of the trust assets (except in connection with an acceleration of the Contracts, or the settlement of the Contracts at the Exchange Date, and upon termination of the trust).



    The administration agreement may be terminated by either the trust or the trust administrator upon 60 days' prior written notice. However, the termination will not become effective until a successor has accepted the duties of the trust administrator.



    Except for its roles as trust administrator, custodian, paying agent, registrar and transfer agent of the trust, and except for its role as collateral
agent under the collateral agreements,       has no other affiliation with, and
is not engaged in any other transactions with, the trust.



    The address of the trust administrator is       .


CUSTODIAN


    The trust's custodian is       under a custodian agreement. If the trust
terminates the custodian agreement or the custodian resigns, the trust must engage a new custodian to carry out the duties of the custodian as set forth in the custodian agreement. Under the custodian agreement, the custodian will invest all net cash received by the trust in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The custodian will also act as collateral agent under the collateral agreements and will hold a perfected security interest in the Common Stock and U.S. Government obligations or other assets consistent with the terms of the Contracts and the collateral agreements.


PAYING AGENT


    The transfer agent, registrar and paying agent for the PIES is       under a
paying agent agreement. If the trust terminates the paying agent agreement or the paying agent resigns, the trust will use its best efforts to engage a new paying agent to carry out the duties of the paying agent.


INDEMNIFICATION


    The trust will indemnify each trustee, the trust administrator, the custodian and the paying agent with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) which it may incur in acting as trustee, trust administrator, custodian or paying agent. However, the trust will not indemnify them in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Lehman Brothers has agreed to reimburse the trust for any amounts it may be required to pay as indemnification to any trustee, the trust administrator, the custodian or the paying agent. The Sellers in turn will reimburse Lehman Brothers for all such reimbursements paid by it.


DISTRIBUTIONS


    The trust will distribute to record holders of the PIES on a quarterly basis the proceeds of the Treasury Securities held by the trust. The trust will make the first distribution, reflecting the trust's operations from the date of the
offering on       , 1999 to holders of record as of       , 1999. Thereafter,
the trust will make distributions on       ,       ,       and       or, if any
such date
is not a business day, on the next succeeding business day, of each year to
holders of record as of each       ,       ,       and       , respectively. A
portion of each such distribution should be treated as a tax-free return of your investment. See "Investment Objectives and Policies--Trust Assets" and "Certain United States Federal Income Tax Considerations." If any Contract is accelerated as described in "Investment Objectives and Policies--The Contracts--Collateral Requirements of the Contracts; Acceleration," you will receive your proportionate share of the proceeds from the acceleration of such Contract and from the liquidation of a proportionate amount of the Treasury Securities then held in the trust. Upon termination of the trust as described in "Investment Objectives and Policies--Trust Termination," you will receive your proportionate share of any remaining net assets of the trust.



    The trust does not permit the reinvestment of distributions.


ESTIMATED EXPENSES


    At the closing of this offering, Lehman Brothers will pay to the trust administrator, the custodian and the paying agent, and to each trustee, a one-time, up-front amount in respect of its fee and, in the case of the trust administrator, anticipated expenses of the trust over the term of the trust. The anticipated trust expenses to be borne by the trust administrator include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, PIES certificates and reports to the record holders of PIES, expenses of the trustees, fidelity bond coverage, stock exchange listing fees and expenses of qualifying the PIES for sale in the various states. The aggregate of the one-time, up-front payments described above will be equal to
$         . Lehman Brothers will also pay estimated organization costs of the
trust equal to $         and estimated costs of the trust in connection with the
initial registration and public offering of the PIES equal to $         at the
closing of the offering. The Sellers will reimburse Lehman Brothers for those payments.



    The trust determined the amount payable to the trust administrator in respect of ongoing expenses of the trust based on estimates made in good faith on the basis of information currently available to the trust, including estimates furnished by the trust's agents. However, actual operating expenses of the trust might be substantially more than this amount. Lehman Brothers will pay excess expenses or, if it fails to pay those amounts, the Sellers will pay them. And, if either Lehman Brothers or the Sellers fail to pay those amounts, the trust will pay them. The Sellers will reimburse Lehman Brothers for expenses of the trust paid by it.


            CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS


    The following summary of certain United States federal income tax consequences of the purchase, ownership and disposition of the PIES is based upon laws, regulations, rulings and decisions now in effect, all of which are subject to change, including changes in effective dates, or possible differing interpretations. This summary deals only with initial purchasers (1) who are "U.S. Holders" (as defined below and (2) who hold PIES as capital assets. Your tax treatment may vary depending on your particular situation. This summary does not address all the tax consequences that may be relevant to holders that are subject to special tax treatment, such as financial institutions, tax-exempt organizations, insurance companies, regulated investment companies, dealers in securities or currencies, persons holding PIES as a hedge against currency risk or as a position in a "straddle" for tax purposes, or persons whose functional currency is not the U.S. dollar.



    PERSONS CONSIDERING THE PURCHASE OF PIES SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE APPLICATION OF UNITED STATES FEDERAL INCOME TAX LAWS AS WELL AS ANY CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSITION OF THE PIES ARISING UNDER THE LAWS OF ANY OTHER TAXING JURISDICTION.

    As used herein, a "U.S. Holder" is a beneficial owner of a PIES that is one of the following:



    - a citizen or resident of the United States,



    - a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof (other than a partnership that is not treated as a United States person under any applicable Treasury regulations),



    - an estate whose income is subject to United States federal income tax regardless of its source,



    - a trust which is subject to the supervision of a court within the United States and the control of a United States person as described in section 7701(a)(30) of the Code,



    - a trust that has a valid election in effect under applicable U.S. Treasury regulations to be treated as a United States person, or



    - any other person whose income or gain in respect of a PIES is effectively connected with the conduct of a United States trade or business.



As used herein, the term "non-U.S. Holder" means a beneficial owner of a PIES that is not a U.S. Holder.



    There are no regulations, published rulings or judicial decisions addressing the characterization for federal income tax purposes of securities with terms substantially the same as the PIES. The trust intends to treat a PIES for United States federal income tax purposes as a beneficial interest in a trust that holds zero-coupon U.S. Treasury securities and Contracts, and to report holders' income to the Internal Revenue Service in accordance with this treatment. The tax consequences under this approach are described below. However, you should be aware that the Internal Revenue Service might take a different view as to the proper characterization of the PIES and of the tax consequences to you.


TAX STATUS OF THE TRUST


    The trust will be treated as a grantor trust for federal income tax purposes, and you will be considered the owner of your proportionate shares of the stripped U.S. Treasury securities and the Contracts in the trust under the grantor trust rules of the Code. Income received by the trust will be treated as income to you in the manner set forth below, and distributions from the trust will not be separately taxable.


TAX CONSEQUENCES TO U.S. HOLDERS

    TAX BASIS OF THE TREASURY SECURITIES AND THE CONTRACTS


    Your initial tax basis in the Contracts and the Treasury Securities will equal your proportionate share of the amounts paid for them by the trust. It is
currently anticipated that   % of the net proceeds of the offering will be used
by the trust to purchase the Treasury Securities and that   % will be used by
the trust as payments for the Contracts. Your tax basis in the Treasury Securities will be increased by the amounts of original issue discount included in your income in respect of Treasury Securities and decreased by each amount of cash you received in respect of Treasury Securities.


    RECOGNITION OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY SECURITIES


    The Treasury Securities in the trust will consist of zero-coupon U.S. Treasury securities. You will be required to treat your proportionate share of each Treasury Security in the trust as a bond that was originally issued on the date you purchased your PIES and at an original issue discount equal to the excess of your proportionate share of the amounts payable on such Treasury Security over your tax basis, as discussed above. Whether you are on the cash or accrual method of tax accounting, you will be required to include original issue discount (other than original issue discount on short-term Treasury Securities as described below) in income for federal income tax purposes as it accrues, in accordance with a constant yield method, prior to your receipt of cash attributable to such income.

    The trust expects that more than 20% of the holders will be accrual basis taxpayers, in which case original issue discount on any short-term Treasury Security (that is, any Treasury Security with a maturity of one year or less from the date it is purchased) held by the trust will also be required to be included in income by you as it is accrued. Unless you elect to accrue the original issue discount on a short-term Treasury Security according to a constant yield method based on daily compounding, you will accrue original issue discount on a straight-line basis.


    TREATMENT OF THE CONTRACTS


    You will be treated as having entered into a proportionate share of the Contracts and, at the Exchange Date, as having received a proportionate share of the Common Stock (or cash, Reported Securities or a combination of cash and Reported Securities) delivered to the trust.


    DISTRIBUTION OF THE COMMON STOCK


    The delivery of Common Stock or Reported Securities pursuant to the Contracts will not be taxable to you. Your basis in the Common Stock or Reported Securities you receive will be equal to your basis in your proportionate share of the Contracts less the portion of such basis allocable to any fractional shares of Common Stock (or Reported Securities) for which cash is received. You will recognize short-term capital gain or loss upon receipt of cash instead of fractional shares of Common Stock (or Reported Securities) distributed upon termination of the trust equal to the difference between the amount of cash received and the basis of such fractional share. The holding period for the Common Stock (or Reported Securities) will begin on the day acquired by the trust.


    DISTRIBUTION OF CASH


    If the trust receives cash upon settlement of the Contracts, you will recognize capital gain or loss equal to the difference between the amount of cash received and the basis of the Contracts attributable to such cash. Any gain or loss will be capital gain or loss. If you have held the PIES for more than one year, the gain or loss will be long-term capital gain or loss. Capital gains of individuals derived in respect of PIES held for more than one year are eligible for taxation at a maximum rate of 20%. Your ability to deduct capital losses is subject to limitations.


    SALE OF PIES


    If you sell PIES, you will be treated as having sold your proportionate shares of the Treasury Securities and the Contracts underlying the PIES. You will therefore recognize gain or loss equal to the difference between the amount realized and your aggregate tax bases in your proportionate shares of the Treasury Securities and the Contracts. Any gain or loss will be long-term capital gain or loss if the trust has held the relevant property for more than one year.


    FEES AND EXPENSES OF THE TRUST


    The trust intends to treat amounts paid by Lehman Brothers and the Sellers as expenses attributable to them and as not affecting you. It is possible the Internal Revenue Service could assert that the amounts paid by Lehman Brothers and the Sellers are income to you. You may be limited on deductions allocable to you in connection with the operation of the trust.


    ALTERNATIVE CHARACTERIZATIONS


    The above characterization of the PIES and the Contracts is not binding on the Internal Revenue Service. It is possible that the Internal Revenue Service could assert a characterization that could adversely affect the timing and character of income that you recognize.


    For example, the Internal Revenue Service might assert that the Contracts should be treated as contingent debt obligations of the Sellers that are subject to Treasury regulations governing contingent debt instruments. If the Internal Revenue Service were to prevail in making such an assertion, interest would accrue with respect to each Contract at a "comparable yield" of the Seller under that Contract, determined at the time the Contract is entered into. Your proportionate share of interest in respect of the Contracts and original issue discount in respect of the Treasury Securities might exceed the aggregate amount of the quarterly cash distributions to you. In addition, under the contingent debt regulations, you would be required to treat any gain realized on the sale, exchange or redemption of the PIES as ordinary income to the extent that such gain is allocable to the Contracts, and any loss realized on such sale, exchange or redemption allocable to the Contracts as an ordinary loss to the extent of inclusions with respect to the Contracts, and as capital loss to the extent of loss in excess of such inclusions. Alternatively, the Internal Revenue Service might assert that you should include in income the amount of cash actually received each year in respect of the PIES, or that the PIES as a whole constitute a contingent payment debt instrument subject to the rules described above.


NON-U.S. HOLDERS


    The following discussion only applies if you are not a U.S. Holder. If you are not a U.S. Holder, payments of interest, including original issue discount, made with respect to the Treasury Securities will not be subject to United States withholding tax, provided that you comply with applicable certification requirements. In general, for you to qualify for this exemption from taxation, the last United States payor in the chain of payment prior to payment to you (the "Withholding Agent") must have received in the year in which a payment of interest or principal occurs, or in either of the two preceding calendar years, a statement that:



    - is signed by you under penalties of perjury;



    - certifies that you are not a U.S. Holder; and



    - provides your name and address.



The statement may be made on an IRS Form W-8 or a substantially similar form, and you must inform the Withholding Agent of any change in the information on the statement within 30 days of such change. If the PIES are held through a securities clearing organization, like the Depositary, or certain other financial institutions, the organization or institution may provide a signed statement to the Withholding Agent. However, in that case, the signed statement must be accompanied by a copy of the IRS Form W-8 or the substitute form provided by you.



    Any capital gain realized in respect of PIES will generally not be subject to United States federal income tax if:



    - such gain is not effectively connected with your United States trade or business, if any; and



    - in the case of an individual non-U.S. Holder, you are not present in the United States for 183 days or more in the taxable year of the sale or other disposition, or the gain is not attributable to a fixed place of business maintained by such individual in the United States.


BACKUP WITHHOLDING AND INFORMATION REPORTING


    The payments of principal and interest, including original issue discount, on, and the proceeds received from the sale of, PIES may be subject to United States backup withholding tax at the rate of 31% if you fail to supply an accurate taxpayer identification number or otherwise fail to comply with applicable United States information reporting or certification requirements. Any amounts so withheld will be allowed as a credit against your United States federal income tax liability and may entitle you to a refund, provided that the required information is furnished to the Internal Revenue Service.



    After the end of each calendar year, the trust will furnish you an annual statement containing information relating to the payments on the Treasury Securities received by the trust. The trust will also furnish annual information returns to you and to the Internal Revenue Service.

                                  UNDERWRITING


    The trust, {the Company} and each of the Sellers have entered into an underwriting agreement with Lehman Brothers Inc., the underwriter. Under the underwriting agreement and subject to its terms and conditions, the trust has agreed to sell to the underwriter, and the underwriter has agreed to purchase from the trust, all of the PIES.



    The underwriting agreement provides that the obligation of the underwriter to purchase the PIES is subject to the satisfaction of certain conditions, including the approval of certain legal matters by its counsel. Subject to the terms and conditions of the underwriting agreement, the underwriter must purchase all the PIES, if it purchase any of them.



    The underwriter has advised the trust that it will offer the PIES directly to the public initially at the public offering price set forth on the cover page of this prospectus and to certain dealers at the public offering price less a
concession not to exceed $      per PIES. The underwriter may allow, and these
dealers may reallow, a concession not to exceed $      per PIES on sales to
other dealers. After the initial offering of the PIES, the underwriter may change the public offering price, the concession to selected dealers and the
reallowance to other dealers. The sales load of $      per PIES is equal to   %
of the initial public offering price.



    Because the trust will use proceeds from the sale of the PIES to purchase the Contracts from the Sellers, the underwriting agreement provides that the
Sellers will pay to the underwriter as compensation $         per PIES (or
$      in the aggregate, assuming the over-allotment option is exercised in full), as compensation for arranging that investment. The trust estimate that the expenses in connection with the offering of the PIES will be approximately
$      .



    The trust has granted to the underwriter an option to purchase an aggregate
of up to an additional       PIES at the initial offering price to the public
less the aggregate underwriting discounts. The underwriter may exercise this option solely to cover over-allotments, if any, made in connection with the offering. Any or all of this option may be exercised at any time on or before 30 days after the date of this prospectus. If the underwriter exercises this option, the underwriter will be committed, subject to certain conditions, to
purchase up to an additional       PIES.



    {The Company}, its directors and executive officers, and the principal and selling shareholders listed under the caption "Principal and Selling Shareholders" in the prospectus of {the Company} attached to this prospectus, including the Sellers, have agreed that they will not, without the prior written consent of the underwriter, offer for sale, sell or contract to sell, or otherwise dispose of, or announce the offering of, or file or cause the filing of any registration statement under the Securities Act of 1933 with respect to any shares of Common Stock or any securities convertible into or exchangeable
for, or warrants to acquire, Common Stock for a period of       days after the
date of this prospectus. However, that such restriction will not effect the ability of:



    - {the Company} or the Sellers to take any such actions in connection with the offering of the PIES made hereby or pursuant to the terms of the Contracts and the collateral agreements; or



    - {the Company} to take any such actions in connection with any employee stock option plan, stock ownership plan or dividend reinvestment plan of {the Company} in effect at the date of this prospectus.



    {The Company} and the Sellers have agreed to indemnify the underwriter against certain liabilities, including liabilities under the Securities Act of 1933, and to contribute to payments that the underwriter would be required to make in respect of any liabilities that it may have under the Securities Act of 1933.

    In connection with the formation of the trust, Lehman Brothers subscribed
for and purchased      PIES for a purchase price of $         . Lehman Brothers
sponsored the formation of the trust for purposes of this offering, including selecting its initial trustees.



    Prior to this offering, there has been no public market for the PIES. The trust will apply to list the PIES on the NYSE. Trading is expected to commence, if approved for the listing, within five days after the date of this prospectus. In order to meet one of the requirements for listing on the NYSE, the underwriter will undertake to sell the PIES to a minimum of 400 beneficial owners.



    The underwriter intends to make a market in the PIES as permitted by applicable laws and regulations. The underwriter is not obligated to make a market in the PIES, however, and it may discontinue this market making at any time in its sole discretion. Accordingly, the trust cannot assure investors that there will be adequate liquidity or adequate trading markets for the PIES.



    In connection with the offering of the PIES, the underwriter may engage in certain transactions that stabilize the price of the PIES. These transactions may consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the PIES. If the underwriter creates a short position in the PIES in connection with this offering, by selling more PIES than are listed on the cover page of this prospectus, then the underwriter may reduce that short position by purchasing PIES in the open market. In general, the purchase of a security for the purpose of stabilization or reducing a short position could cause the price of that security to be higher than it might otherwise be without those purchases.



    Neither the trust nor the underwriter makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the PIES. In addition, neither the trust nor the underwriter makes any representation that anyone will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.



    The underwriter has, directly and indirectly, provided investment and commercial banking or financial advisory services to {the Company} and its affiliates, for which it has received customary fees and commissions, and may, directly or indirectly, provide these services to {the Company} and its affiliates in the future, for which it expects to receive customary fees and commissions.



    The address of the underwriter is 3 World Financial Center, New York, New York 10285.

                                 LEGAL MATTERS


    Certain legal matters will be passed upon for the trust and the underwriter by Simpson Thacher & Bartlett, 425 Lexington Avenue, New York, New York 10017.
Certain matters of Delaware law will be passed upon for the trust by       .
Certain legal matters will be passed upon for the Sellers by       .


                                    EXPERTS


    The statement of assets, liabilities and capital included in this
registration statement has been audited by       , independent public
accountants, as indicated in their report with respect thereto, and is included herein in reliance upon the authority of said firm as experts in auditing and accounting in giving said report.


                             ADDITIONAL INFORMATION


    The trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a registration statement under the Securities Act with respect to the PIES offered hereby. Further information concerning the PIES and the Trust may be found in the registration statement, of which this prospectus constitutes a part. The registration statement may be inspected without charge at SEC's office in Washington, D.C., and copies of all or any part of it may be obtained from such office after payment of the fees prescribed by SEC. Such registration statement is also available on SEC's website (http://www.sec.gov).

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

    To the Trustees of PIES Trust II:


    {We have audited the accompanying statement of assets, liabilities and
capital of PIES Trust II (a Delaware trust) as of       199 . This financial
statement is the responsibility of the trustees of the trust. Our responsibility is to express an opinion on this financial statement based on our audit.



    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets, liabilities and capital. An audit also includes assessing the accounting principles used and significant estimates made by the trustees of the trust, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


    In our opinion, the statement of assets, liabilities and capital referred to above presents fairly, in all material respects, the financial position of PIES
Trust II as of       , 199 , in conformity with generally accepted accounting
principles.}

{New York, New York}
           , 199

                                 PIES TRUST II

                  STATEMENT OF ASSETS, LIABILITIES AND CAPITAL


                                          , 1999


ASSETS
Cash...............................................................................  $
                                                                                     ---------
    Total Assets...................................................................  $
                                                                                     ---------
                                                                                     ---------
LIABILITIES
    Total Liabilities..............................................................  $
                                                                                     ---------
                                                                                     ---------
NET ASSETS.........................................................................  $
                                                                                     ---------
                                                                                     ---------
CAPITAL
  PIES, 1 PIES issued and outstanding..............................................  $
                                                                                     ---------
                                                                                     ---------

         The accompanying notes are an integral part of this statement.

                                 PIES TRUST II



             NOTES TO STATEMENT OF ASSETS, LIABILITIES AND CAPITAL



                                          , 1999



1. ORGANIZATION



    PIES Trust II was established as a Delaware business trust on April 1, 1998, and has had no operations to date other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, and the sale and
issuance of       PIES (excluding the over-allotment option) for $         to
Lehman Brothers Inc. The costs incurred in connection with the organization of the trust and this offering will be paid by certain shareholders of {the Company}.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                    PREMIUM INCOME EQUITY SECURITIES(SM) ("PIES(SM)")


                                 PIES TRUST II

                             ---------------------


                                   PROSPECTUS
                                           , 1999


                           --------------------------

                                LEHMAN BROTHERS


        "Premium Income Equity Securities" and "PIES" are service marks owned by Lehman Brothers Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    1. FINANCIAL STATEMENTS

Part A--   (i)        Report of Independent Public Accountants
           (ii)       Statement of Assets, Liabilities and Capital
Part B--   None.

    2. EXHIBITS


(a)(1)(A)  --Declaration of Trust dated as of April 1, 1998/**/
(a)(1)(B)  --Amended and Restated Declaration of Trust dated as of         , 1999/*/
(a)(2)(A)  --Certificate of Trust dated April 1, 1998/**/
(a)(2)(B)  --Restated Certificate of Trust dated         , 1999/*/
(b)        --Not applicable
(c)        --Not applicable
(d)(1)     --Form of specimen certificate of PIES (included in Exhibit 2(a)(1)(B))/*/
(d)(2)     -- Portions of the Amended and Restated Declaration of Trust defining the rights of holders of PIES (included in Exhibit 2(a)(1)(B))/*/
(e)        --Not applicable
(f)        --Not applicable
(g)        --Not applicable
(h)        --Form of Underwriting Agreement/*/
(i)        --Not applicable
(j)        --Form of Custodian Agreement/*/
(k)(1)     --Form of Administration Agreement/*/
(k)(2)     --Form of Paying Agent Agreement/*/
(k)(3)     --Form of Forward Purchase Agreement/*/
(k)(4)     --Form of Collateral Agreement/*/
(k)(5)     --Form of Fund Expense Agreement/*/
(k)(6)     --Form of Fund Indemnity Agreement/*/
(l)        --Opinion and Consent of Counsel to the Trust/*/
(m)        --Not applicable
(n)(1)     --Tax Opinion of Counsel to the Trust (Consent contained in Exhibit 2(l))/*/
(n)(2)     --Consent of Independent Public Accountants/*/
(n)(3)     --Consents to being named as Trustee/*/
(o)        --Not applicable
(p)        --Form of Subscription Agreement/*/
(q)        --Not applicable
(r)        --Financial Data Schedule/*/
(s)        --Power of Attorney/*/


------------------------

/*/ To be filed by amendment.


/**/ Previously filed.

ITEM 25. MARKETING ARRANGEMENTS


    See Exhibit 2(h) to this registration statement.


ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION


    The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:


Registration fees...................................................  $   2,950
New York Stock Exchange listing fee.................................          *
Printing (other than certificates)..................................          *
Engraving and printing certificates.................................          *
Fees and expenses of qualification under state securities laws
  (including fees of counsel).......................................          *
Accounting fees and expenses........................................          *
Legal fees and expenses.............................................          *
NASD fees...........................................................          *
Miscellaneous.......................................................          *
                                                                      ---------
Total...............................................................  $       *
                                                                      ---------
                                                                      ---------

------------------------

*   To be furnished by amendment.

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


    The trust will be internally managed and will not have an investment adviser. The information in the prospectus under the caption "Management and Administration of the Trust" is incorporated herein by reference.


ITEM 28. NUMBER OF HOLDERS OF SECURITIES


    As of the effective date of this registration statement:


TITLE OF CLASS                                                           NUMBER OF RECORD HOLDERS
--------------------------------------------------------------------  -------------------------------
Shares of beneficial interest.......................................                     1

ITEM 29. INDEMNIFICATION


    The underwriting agreement (Exhibit 2(h) to this registration statement) provides for indemnification.



    The Amended and Restated Declaration of Trust filed as Exhibit 2(a)(1)(B) to this registration statement provides for indemnification to each trustee against any claim or liability incurred in acting as trustee of the trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2(j), 2(k)(1) and 2(k)(2), respectively, to this registration statement provide for indemnification to the custodian, trust administrator and paying agent, respectively, against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as Exhibit 2(k)(6) to this registration statement provides that Lehman Brothers Inc. will indemnify the trust for certain indemnification expenses incurred under the Amended and Restated Declaration of Trust, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Not applicable.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS


    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of the registrant, c/o Lehman Brothers Inc., 3 World Financial Center, New York, New York 10285 and at the
offices of       , the registrant's trust administrator, custodian, paying
agent, transfer agent and registrar. All other records so required to be maintained are maintained at the offices of the registrant, c/o Lehman Brothers Inc., 3 World Financial Center, New York, New York 10285.


ITEM 32. MANAGEMENT SERVICES

    Not applicable.

ITEM 33. UNDERTAKINGS


    (a) The registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectus contained herein if (1) subsequent to the effective date of this registration statement, its net asset value per share declines more than ten percent from its net asset value per share as of the effective date of this registration statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in its prospectus contained herein.



    (b) The registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Amendment No. 1 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 15th day of March, 1999.


                                PIES TRUST II

                                By:              /s/ Jennifer Marre
                                     -----------------------------------------
                                              Jennifer Marre, Trustee


    Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 1 to the registration statement has been signed below by the following person, in the capacities and on the date indicated.



             NAME                         TITLE                    DATE
------------------------------  --------------------------  -------------------
      /s/ Jennifer Marre        Principal Executive           March 15, 1999
------------------------------    Officer,
        Jennifer Marre            Principal Financial
                                  Officer,
                                  Principal Accounting
                                  Officer and Trustee

                                 EXHIBIT INDEX


EXHIBIT                                              NAME OF EXHIBIT
------------  ----------------------------------------------------------------------------------------------

(a)(1)(A)     Declaration of Trust dated as of April 1, 1998/**/
(a)(1)(B)     Amended and Restated Declaration of Trust dated as of          , 1999/*/
(a)(2)(A)     Certificate of Trust dated April 1, 1998/**/
(a)(2)(B)     Restated Certificate of Trust dated          , 1999/*/
(b)           Not applicable
(c)           Not applicable
(d) (1)       Form of specimen certificate of PIES (included in Exhibit 2(a)(1)(B))/*/
(d) (2)       Portions of the Amended and Restated Declaration of Trust defining the rights of holders of
              PIES (included in Exhibit 2(a)(1)(B))/*/
(e)           Not applicable
(f)           Not applicable
(g)           Not applicable
(h)           Form of Underwriting Agreement/*/
(i)           Not applicable
(j)           Form of Custodian Agreement/*/
(k) (1)       Form of Administration Agreement/*/
(k) (2)       Form of Paying Agent Agreement/*/
(k) (3)       Form of Forward Purchase Agreement/*/
(k) (4)       Form of Collateral Agreement/*/
(k) (5)       Form of Fund Expense Agreement/*/
(k) (6)       Form of Fund Indemnity Agreement/*/
(l)           Opinion and Consent of Counsel to the Trust/*/
(m)           Not applicable
(n) (1)       Tax Opinion of Counsel to the Trust (Consent contained in Exhibit 2(l))/*/
(n) (2)       Consent of Independent Public Accountants/*/
(n) (3)       Consents to being named as Trustee/*/
(o)           Not applicable
(p)           Form of Subscription Agreement/*/
(q)           Not applicable
(r)           Financial Data Schedule/*/
(s)           Power of Attorney/*/


------------------------

/*/ To be filed by amendment.


/**/ Previously filed.